Supplementary Oil And Gas Information (Unaudited) - Sources of Change in the Standardized Measure of Discounted Future Net Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves 1 [Roll Forward]
Sales of crude oil and natural gas produced, net of production costs	$ (6,127)	$ (11,807)	$ (10,229)
Net changes in sales prices and production costs	(46,055)	(3,515)	20,386
Extensions, discoveries and improved recovery	626	5,883	2,807
Changes in estimated future development costs	(153)	(1,889)	(698)
Purchases of proved reserves in place	947	7,418	396
Sales of proved reserves in place	(1)	0	(55)
Revisions of previous reserve estimates	5,295	(3,384)	2,711
Accretion of discount	7,718	8,062	6,119
Changes in production timing and other	(4,830)	447	(955)
Net change in income taxes	6,566	1,984	(7,061)
Net change	(36,014)	3,199	13,421
Balance - beginning of year	63,525	60,326	46,905
Balance - end of year	$ 27,511	$ 63,525	$ 60,326